Pay vs Performance Disclosure item in Millions	12 Months Ended
	Jan. 28, 2023 USD ($) item	Jan. 29, 2022 USD ($) item	Jan. 30, 2021 USD ($) item
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value ($) of Initial Fixed $100
	SCT ($) for	CAP ($) to	SCT ($) for	CAP ($) to	Average	Average	Investment Based On:			Adjusted
Fiscal	Mr. Makuen	Mr. Makuen	Mr. Sachse	Mr. Sachse	SCT ($)	CAP ($)	Citi Trends	Peer Group	Net Income	EBIT
Year	(PEO 1)	(PEO 1)	(PEO 2)	(PEO 2)	for NEOs	to NEOs	TSR	TSR	($M)	($M)
(a)	(b)[1]	(c)[2]	(d)[1]	(e)[2]	(f)[3]	(g)[2]	(h)[4]	(i)[4]	(j)	(k)[5]
2022	1,730,016	(331,897)	—	—	483,470	122,735	135.73	135.59	58.9	11.4
2021	2,979,581	2,882,746	—	—	1,140,197	1,200,526	210.06	142.18	62.2	91.4
2020	2,995,723	3,438,476	682,576	1,719,020	693,908	949,579	254.38	140.92	24.0	40.9
(1)

The dollar amounts reported in columns (b) and (d) are the amounts of total compensation reported for Mr. Makuen (Chief Executive Officer and Principal Executive Officer since March 9th, 2020) and Mr. Sachse (Interim Chief Executive Officer until March 9th, 2020) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to our Summary Compensation Table on page 32.

(2)

The dollar amounts reported in column (c), (e) and (g) represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. The following table details these adjustments:

All table values in $			Grant Date	Year End	Change in	Change in	Change in	Total
			Value of	Value of	Value of	Value of	Value of	Equity
Fiscal	Executives	SCT	New Awards	New Awards	Prior Awards	Vested Awards	Forfeited Awards	CAP	CAP
Year		(a)	(b)	(i)	(ii)	(iii)	(iv)	(c)=(i)+(ii)+(iii)+(iv)	(d)=(a)+(b)+(c)
2022	PEO 1	1,730,016	1,015,002	196,574	(324,732)	(51,798)	(866,955)	(1,046,911)	(331,897)
	Others	483,470	176,668	94,824	(45,312)	(60,821)	(172,758)	(184,067)	122,735
2021	PEO 1	2,979,581	924,752	350,522	301,204	176,191	—	827,917	2,882,746
	Others	1,140,197	245,399	108,289	(19,168)	216,608	—	305,728	1,200,526
2020	PEO 1	2,995,723	877,513	1,320,266	—	—	—	1,320,266	3,438,476
	PEO 2	682,576	335,157	1,103,045	199,851	68,704	—	1,371,601	1,719,020
	Others	693,908	245,819	386,341	159,463	(24,576)	(19,738)	501,491	949,579

(a)The dollar amounts reported in the Summary Compensation Table for the applicable year.

(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(c)The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)

the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that vest in applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year.
(iv)	for awards that failed to meet vesting conditions in the applicable year, the fair value from the end of prior fiscal year.

The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant, except for PSU awards whose year-end and vesting date values are adjusted by the probability of achievement as of each such date.

(d)	“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

(3)

The dollar amounts reported in column (f) are the average amounts of total compensation reported for the other Named Executive Officers for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to our Summary Compensation Table on page 32. For each of 2020, 2021 and 2022, the other NEOs were:

2022	2021	2020
Heather Plutino	Pamela J. Edwards	Pamela J. Edwards
Pamela J. Edwards	Lisa A. Powell	Stuart C. Clifford
Lisa A. Powell	Ivy D. Council	Jason Moschner
Ivy D. Council	James A. Dunn	Lisa A. Powell
Charles J. Hynes		Ivy D. Council
Jason Moschner		Christina K. Short

(4)	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the Dow Jones US Specialty Retailers Index.
(5)	Our Company Selected Measure is Adjusted EBIT, consistent with our Short- and Long-Term Incentive Programs. For more details, refer to our Compensation Discussion and Analysis, beginning on page 24.

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote [Text Block]

							Value ($) of Initial Fixed $100
	SCT ($) for	CAP ($) to	SCT ($) for	CAP ($) to	Average	Average	Investment Based On:			Adjusted
Fiscal	Mr. Makuen	Mr. Makuen	Mr. Sachse	Mr. Sachse	SCT ($)	CAP ($)	Citi Trends	Peer Group	Net Income	EBIT
Year	(PEO 1)	(PEO 1)	(PEO 2)	(PEO 2)	for NEOs	to NEOs	TSR	TSR	($M)	($M)
(a)	(b)[1]	(c)[2]	(d)[1]	(e)[2]	(f)[3]	(g)[2]	(h)[4]	(i)[4]	(j)	(k)[5]
2022	1,730,016	(331,897)	—	—	483,470	122,735	135.73	135.59	58.9	11.4
2021	2,979,581	2,882,746	—	—	1,140,197	1,200,526	210.06	142.18	62.2	91.4
2020	2,995,723	3,438,476	682,576	1,719,020	693,908	949,579	254.38	140.92	24.0	40.9
(1)

The dollar amounts reported in columns (b) and (d) are the amounts of total compensation reported for Mr. Makuen (Chief Executive Officer and Principal Executive Officer since March 9th, 2020) and Mr. Sachse (Interim Chief Executive Officer until March 9th, 2020) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to our Summary Compensation Table on page 32.

(3)

The dollar amounts reported in column (f) are the average amounts of total compensation reported for the other Named Executive Officers for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to our Summary Compensation Table on page 32. For each of 2020, 2021 and 2022, the other NEOs were:

2022	2021	2020
Heather Plutino	Pamela J. Edwards	Pamela J. Edwards
Pamela J. Edwards	Lisa A. Powell	Stuart C. Clifford
Lisa A. Powell	Ivy D. Council	Jason Moschner
Ivy D. Council	James A. Dunn	Lisa A. Powell
Charles J. Hynes		Ivy D. Council
Jason Moschner		Christina K. Short

Peer Group Issuers, Footnote [Text Block]
(4)	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the Dow Jones US Specialty Retailers Index.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)

The dollar amounts reported in column (c), (e) and (g) represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. The following table details these adjustments:

All table values in $			Grant Date	Year End	Change in	Change in	Change in	Total
			Value of	Value of	Value of	Value of	Value of	Equity
Fiscal	Executives	SCT	New Awards	New Awards	Prior Awards	Vested Awards	Forfeited Awards	CAP	CAP
Year		(a)	(b)	(i)	(ii)	(iii)	(iv)	(c)=(i)+(ii)+(iii)+(iv)	(d)=(a)+(b)+(c)
2022	PEO 1	1,730,016	1,015,002	196,574	(324,732)	(51,798)	(866,955)	(1,046,911)	(331,897)
	Others	483,470	176,668	94,824	(45,312)	(60,821)	(172,758)	(184,067)	122,735
2021	PEO 1	2,979,581	924,752	350,522	301,204	176,191	—	827,917	2,882,746
	Others	1,140,197	245,399	108,289	(19,168)	216,608	—	305,728	1,200,526
2020	PEO 1	2,995,723	877,513	1,320,266	—	—	—	1,320,266	3,438,476
	PEO 2	682,576	335,157	1,103,045	199,851	68,704	—	1,371,601	1,719,020
	Others	693,908	245,819	386,341	159,463	(24,576)	(19,738)	501,491	949,579

(a)The dollar amounts reported in the Summary Compensation Table for the applicable year.

(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(c)The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)

the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that vest in applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year.
(iv)	for awards that failed to meet vesting conditions in the applicable year, the fair value from the end of prior fiscal year.

The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant, except for PSU awards whose year-end and vesting date values are adjusted by the probability of achievement as of each such date.

(d)	“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Non-PEO NEO Average Total Compensation Amount	$ 483,470	$ 1,140,197	$ 693,908
Non-PEO NEO Average Compensation Actually Paid Amount	$ 122,735	1,200,526	949,579
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)

The dollar amounts reported in column (c), (e) and (g) represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. The following table details these adjustments:

All table values in $			Grant Date	Year End	Change in	Change in	Change in	Total
			Value of	Value of	Value of	Value of	Value of	Equity
Fiscal	Executives	SCT	New Awards	New Awards	Prior Awards	Vested Awards	Forfeited Awards	CAP	CAP
Year		(a)	(b)	(i)	(ii)	(iii)	(iv)	(c)=(i)+(ii)+(iii)+(iv)	(d)=(a)+(b)+(c)
2022	PEO 1	1,730,016	1,015,002	196,574	(324,732)	(51,798)	(866,955)	(1,046,911)	(331,897)
	Others	483,470	176,668	94,824	(45,312)	(60,821)	(172,758)	(184,067)	122,735
2021	PEO 1	2,979,581	924,752	350,522	301,204	176,191	—	827,917	2,882,746
	Others	1,140,197	245,399	108,289	(19,168)	216,608	—	305,728	1,200,526
2020	PEO 1	2,995,723	877,513	1,320,266	—	—	—	1,320,266	3,438,476
	PEO 2	682,576	335,157	1,103,045	199,851	68,704	—	1,371,601	1,719,020
	Others	693,908	245,819	386,341	159,463	(24,576)	(19,738)	501,491	949,579

(a)The dollar amounts reported in the Summary Compensation Table for the applicable year.

(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(c)The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)

the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that vest in applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year.
(iv)	for awards that failed to meet vesting conditions in the applicable year, the fair value from the end of prior fiscal year.

The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant, except for PSU awards whose year-end and vesting date values are adjusted by the probability of achievement as of each such date.

(d)	“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

2022 Performance Measures

As required by SEC rules, the performance measure identified as the most important for NEOs’ 2022 compensation decisions are listed in the table to the right. Adjusted EBIT is the only metric used in determining compensation.

Most Important Performance Measure
Adjusted EBIT

Total Shareholder Return Amount	$ 135.73	210.06	254.38
Peer Group Total Shareholder Return Amount	135.59	142.18	140.92
Net Income (Loss)	$ 58,900,000	$ 62,200,000	$ 24,000,000.0
Company Selected Measure Amount | item	11.4	91.4	40.9
PEO Name	Mr. Makuen
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBIT
Non-GAAP Measure Description [Text Block]
(5)	Our Company Selected Measure is Adjusted EBIT, consistent with our Short- and Long-Term Incentive Programs. For more details, refer to our Compensation Discussion and Analysis, beginning on page 24.

Mr. Makuen
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,730,016	$ 2,979,581	$ 2,995,723
PEO Actually Paid Compensation Amount	(331,897)	2,882,746	3,438,476
Mr. Sachse
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		2,979,581	682,576
PEO Actually Paid Compensation Amount		2,882,746	1,719,020
PEO [Member] | Mr. Makuen | Grant Date Value of New Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,015,002		877,513
PEO [Member] | Mr. Makuen | Year End Value of New Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	196,574		1,320,266
PEO [Member] | Mr. Makuen | Change in Value of Prior Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(324,732)
PEO [Member] | Mr. Makuen | Change in Value of Vested Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(51,798)
PEO [Member] | Mr. Makuen | Change in Value of Forfeited Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(866,955)
PEO [Member] | Mr. Makuen | Total Equity CAP
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,046,911)		1,320,266
PEO [Member] | Mr. Sachse | Grant Date Value of New Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		924,752	335,157
PEO [Member] | Mr. Sachse | Year End Value of New Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		350,522	1,103,045
PEO [Member] | Mr. Sachse | Change in Value of Prior Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		301,204	199,851
PEO [Member] | Mr. Sachse | Change in Value of Vested Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		176,191	68,704
PEO [Member] | Mr. Sachse | Total Equity CAP
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		827,917	1,371,601
Non-PEO NEO [Member] | Grant Date Value of New Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	176,668	245,399	245,819
Non-PEO NEO [Member] | Year End Value of New Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	94,824	108,289	386,341
Non-PEO NEO [Member] | Change in Value of Prior Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(45,312)	(19,168)	159,463
Non-PEO NEO [Member] | Change in Value of Vested Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(60,821)	216,608	(24,576)
Non-PEO NEO [Member] | Change in Value of Forfeited Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(172,758)		(19,738)
Non-PEO NEO [Member] | Total Equity CAP
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (184,067)	$ 305,728	$ 501,491